Leases (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Summary of Lease Balances
The following table reflects the Company’s lease balances within the Consolidated Balance Sheets:

($ in thousands)	December 31, 2023	December 31, 2022
ROU assets	$117,882	$128,264
Current portion of lease liabilities(a)	9,416	8,959
Non-current lease liabilities(a)	163,811	173,345
(a) December 31, 2022 balances have been reclassified to reflect current year presentation changes. See “Reclassifications” in Note 2 for further discussion.

Summary of Lease Expense
The following tables reflects the components of lease expense included in the Consolidated Statements of Operations:

($ in thousands)	December 31, 2023	December 31, 2022
Lease depreciation expense included in selling, general and administrative expense	$2,364	$2,466
Lease depreciation expense included in cost of goods sold and ending inventory	50	289
Total finance lease depreciation expense	$2,414	$2,755

Rent expense included in selling, general and administrative expense	$12,523	$9,919
Rent expense included in cost of goods sold	15,492	12,808
Total rent expense - operating leases	$28,015	$22,727

Short-term rent expense included in selling, general and administrative expense	$465	$627
Interest expense - leases	$3,513	$3,952

Summary of Maturities of Lease Liabilities	As of December 31, 2023, maturities of lease liabilities were as follows:

($ in thousands)	Total	Operating Leases	Finance Leases
2024	$33,299	$28,417	$4,882
2025	33,973	28,953	5,020
2026	34,365	29,219	5,146
2027	34,606	29,373	5,233
2028	34,477	29,353	5,124
Thereafter	179,586	161,249	18,337
Total lease payments	$350,306	$306,564	$43,742
Less: imputed interest	(173,769)	(154,594)	(19,175)
Less: tenant improvement allowance	(3,310)	(2,865)	(445)
Present value of lease liabilities	173,227	149,105	24,122
Less: current lease liabilities	(9,416)	(7,677)	(1,739)
Present value of long-term lease liabilities	$163,811	$141,428	$22,383

Summary of Maturities of Financial Liabilities
As of December 31, 2023, maturities of financing liabilities were as follows:

($ in thousands)	Financing Liabilities
2024	$13,534
2025	13,873
2026	14,221
2027	14,578
2028	14,944
Thereafter	96,893
Total financing payments	$168,043
Less: interest	(72,432)
Less: tenant improvement allowance	(94)
Present value of financing liabilities	$95,517
Less: short-term financing liabilities	(2,004)
Present value of long-term financing liabilities	$93,513

Summary of Other Information Related To Leases
Other information related to leases as of and for the years ended December 31, 2023 and 2022 was as follows:

	2023		2022
($ in thousands)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Right-of-use assets	$100,249	$17,633	$106,127	$22,137
Lease liabilities (current)[1]	$7,677	$1,739	$7,274	$1,685
Lease liabilities (non-current)[1]	$141,428	$22,383	$145,445	$27,900

Weighted- average remaining lease term[2]	11.0	9.6	11.9	10.4
Weighted-average discount rate	15.0%	14.0%	14.5%	13.6%
[1] December 31, 2022 balances have been updated to reflect current year presentation changes. See “Reclassifications” in Note 2 for further discussion.
[2] Weighted-average remaining lease term does not include extensions which the Company is not reasonably certain to enter into.
Summary of Lease Cost
Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2023 and 2022 are as follows:

($ in thousands)	2023	2022
Interest paid on finance leases	$3,470	$3,877